INVESTMENTS AND PUT RIGHT LIABILITIES - Summary of Group Long term Investment Measured Under Equity method (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Operating Data
Revenue			$ 632
Net loss attributable to NovaBridge	$ (46,269)	$ (22,230)	(207,729)
TJBio Hangzhou
Operating Data
Revenue			17,376
Net loss attributable to NovaBridge			$ (44,446)